Expense Recognized by Company for Stock-Based Compensation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Restricted stock award amortization		$ 6	$ 11
Total stock-based compensation	22,151	12,574	6,704
Performance Vested Stock Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock option compensation expense	$ 22,151	$ 12,568	$ 6,693